SHARES FOR SERVICE	9 Months Ended
Apr. 30, 2016
Notes to Financial Statements
Note 7 - Shares For Service

On November 1, 2015, there was 200,000 shares issued to a consultant. At the issue date, the fair market value of the shares was $0.50 and a charge of $100,000 has been expensed as Shares for Service.

On April 1, 2016, there was 10,000 shares issued to a consultant for services. At the issue date, the fair market value of the shares was $0.80 and a charge of $8,000 has been expensed.